Cover	Dec. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39995
Entity Registrant Name	ADVANCED FLOWER CAPITAL INC.
Entity Central Index Key	0001822523
Entity Tax Identification Number	85-1807125
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	477 S. Rosemary Ave.
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	510-2390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AFCG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false